Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
A summary of changes in accumulated other comprehensive income (loss) (‘‘AOCIL’’), net of tax during the years ended December 31 follows:

	Unrealized Gains (Losses) on Securities AFS	Unrealized Losses on Securities Transferred to Securities HTM (1)	Dispropor- tionate Tax Effects from Securities AFS	Unrealized Losses on Cash Flow Hedges	Total
	(In thousands)
2022
Balances at beginning of period	$6,299	$—	$(5,798)	$—	$501
Other comprehensive loss before reclassifications	(75,258)	(18,223)	—	—	(93,481)
Amounts reclassified from AOCIL	217	—	—	—	217
Net current period other comprehensive loss	(75,041)	(18,223)	—	—	(93,264)
Balances at end of period	$(68,742)	$(18,223)	$(5,798)	$—	$(92,763)

2021
Balances at beginning of period	$15,822	$—	$(5,798)	$—	$10,024
Other comprehensive loss before reclassifications	(8,408)	—	—	—	(8,408)
Amounts reclassified from AOCIL	(1,115)	—	—	—	(1,115)
Net current period other comprehensive loss	(9,523)	—	—	—	(9,523)
Balances at end of period	$6,299	$—	$(5,798)	$—	$501

2020
Balances at beginning of period	$3,739	$—	$(5,798)	$(1,727)	$(3,786)
Other comprehensive income (loss) before reclassifications	12,294	—	—	(279)	12,015
Amounts reclassified from AOCIL	(211)	—	—	2,006	1,795
Net current period other comprehensive income	12,083	—	—	1,727	13,810
Balances at end of period	$15,822	$—	$(5,798)	$—	$10,024
(1)Represents the remaining unrealized loss to be accreted on securities that were transferred from AFS to HTM on April 1, 2022.

Reclassifications Out of Each Component of AOCIL
A summary of reclassifications out of each component of AOCIL for the years ended December 31 follows:

AOCIL Component	Reclassified From AOCIL	Affected Line Item in Consolidated Statements of Operations
(In thousands)
2022
Unrealized gains (losses) on securities available for sale	$(275)	Net gains (losses) on securities available for sale
	—	Net impairment loss recognized in earnings
	(275)	Total reclassifications before tax
	(58)	Income tax expense
	$(217)	Reclassifications, net of tax

2021
Unrealized gains (losses) on securities available for sale	$1,411	Net gains (losses) on securities available for sale
	—	Net impairment loss recognized in earnings
	1,411	Total reclassifications before tax
	296	Income tax expense
	$1,115	Reclassifications, net of tax

2020
Unrealized gains (losses) on securities available for sale	$267	Net gains (losses) on securities available for sale
	—	Net impairment loss recognized in earnings
	267	Total reclassifications before tax
	56	Income tax expense
	$211	Reclassifications, net of tax

Unrealized gains (losses) on cash flow hedges	$2,539	Interest expense
	533	Income tax expense
	$2,006	Reclassification, net of tax

	$(1,795)	Total reclassifications for the period, net of tax